Summary of Conversion Ratios Used to Translate the Financial Statements and Cumulative Currency Translation Gains and Losses, Net of Tax, for Each Currency " (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustment	$ (5,970)	$ (816)
Currency, Argentinean Peso
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion ratio	4.30	3.98
Currency, Mexican Peso
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion ratio	13.97	12.39
Currency Translation Adjustment	(1,815)	56
Currency, Canadian Dollar
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion ratio	1.02	1.00
Currency Translation Adjustment	(752)	(944)
Currency, Euro
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion ratio	0.77	0.75
Currency, Russian Rouble
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion ratio	32.08	30.54
Currency Translation Adjustment	$ (3,403)	$ 72